Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Maximum Amounts Payable Under Various Commitments
The maximum amounts payable related to our various commitments are as follows:

(Canadian $ in millions)	2025	2024
Financial Guarantees
Standby letters of credit	$29,409	$30,523
Credit default swaps (1)	23,507	16,211

Other Credit Instruments
Backstop liquidity facilities	18,358	18,224
Documentary and commercial letters of credit	2,504	1,893
Commitments to extend credit (2)	238,884	230,689
Other commitments (3)	9,632	10,093
Total	$322,294	$307,633

(1)	The fair value of the related derivatives included in our Consolidated Balance Sheet was $1 million as at October 31, 2025 ($8 million as at October 31, 2024).
(2)	Commitments to extend credit exclude personal lines of credit and credit cards that are unconditionally cancellable at our discretion.
(3)	Other commitments include $1,664 million as at October 31, 2025 ($4,511 million as at October 31, 2024) of underwriting commitments that are extended but not yet accepted by the borrower.

Summary of Pledged Assets and Collateral

The following tables summarize our pledged assets and collateral, and the activities to which they relate:

(Canadian $ in millions)	2025	2024
Bank Assets
Cash and due from banks	$108	$80
Securities (1)	174,514	139,553
Loans	59,886	71,419
Other assets	11,149	10,314
	245,657	221,366
Third-party Assets (2)
Collateral received and available for sale or re-pledging	232,840	195,071
Less: Collateral not sold or re-pledged	(48,081)	(45,087)
	184,759	149,984
Total pledged assets and collateral	$430,416	$371,350

(Canadian $ in millions)	2025	2024
Uses of pledged assets and collateral
Clearing systems, payment systems and depositories	$18,136	$26,203
Foreign governments and central banks	38	46
Obligations related to securities sold short	54,876	35,030
Obligations related to securities sold under repurchase agreements	119,956	97,878
Securities borrowing and lending (3)	122,729	99,405
Derivatives transactions	21,870	19,224
Securitization	21,873	23,739
Covered bonds	23,125	27,235
Other (4)	47,813	42,590
Total pledged assets and collateral	$430,416	$371,350

(1)	Includes NHA MBS of $6,690 million, which are included in loans in our Consolidated Balance Sheet ($5,492 million as at October 31, 2024).
(2)	Includes on-balance sheet securities borrowed or purchased under resale agreements and off-balance sheet collateral received.
(3)	Includes off-balance sheet securities borrowing and lending.
(4)	Includes $16,734 million of assets that have been pledged to support Federal Home Loan Bank activity ($21,235 million as at October 31, 2024).

Summary of Changes In Provision Balance
Changes in the provision balance during the year were as follows:

(Canadian $ in millions)			2025			2024
	Restructuring and severance	Legal	Total	Restructuring and severance	Legal	Total
Balance at beginning of year	$164	$95	$259	$335	$1,243	$1,578
Additional provisions/increase in provisions	125	34	159	101	67	168
Provisions utilized	(129)	(79)	(208)	(210)	(19)	(229)
Amounts reversed	(36)	(5)	(41)	(59)	(1,196)	(1,255)
Foreign exchange and other	–	2	2	(3)	–	(3)
Balance at end of year	$124	$47	$171	$164	$95	$259